ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
At January 31, 2015, the Company’s accounts payable and accrued expenses are as follows:

January 31, 2015
Trade payables and accruals	$218,240
Accrued preferred stock dividends	915,447
Accrued payroll and commissions	500,875
Other liabilities	218,589
Total accounts payable and accrued expenses	$1,853,151

For the years ended October 31, 2014 and 2013, the Company’s accounts payable and accrued expenses are as follows:

	October 31,
	2014	2013
Trade payables and accruals	$281,352	$161,847
Accrued preferred stock dividends	915,447	523,895
Payroll and commissions	456,875	352,266
Other liabilities	226,620	219,024
Total accounts payable and accrued expenses	$1,880,294	$1,257,032